Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of warrant activity

	Warrants Outstanding	Exercisable Shares	Weighted Average Exercise Price	Average Remaining Contractual Life

December 31, 2019	37,994,004	37,994,004	$11.5	4.13
Granted/Acquired	5,996	5,996	11.5	4.13
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2020	38,000,000	38,000,000	$11.5	4.13